Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 82,305	₩ (299,521)	₩ (854,149)
Trading purpose | Foreign currency related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	182,193	(64,043)	20,128
Trading purpose | Foreign currency related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	182,330	(64,010)	20,400
Trading purpose | Foreign currency related | Over the counter | Forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	85,498	(80,907)	142,086
Trading purpose | Foreign currency related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	91,410	7,193	(132,226)
Trading purpose | Foreign currency related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	5,422	9,704	10,540
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(137)	(33)	(272)
Trading purpose | Interest rates related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(10,442)	(63,525)	(65,485)
Trading purpose | Interest rates related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(17,392)	(67,374)	(65,629)
Trading purpose | Interest rates related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(17,805)	(68,490)	(65,444)
Trading purpose | Interest rates related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	413	1,116	(185)
Trading purpose | Interest rates related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	6,950	3,849	144
Trading purpose | Credit related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	46,593	10,761	748
Trading purpose | Equity related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	131,734	127,408	(649,366)
Trading purpose | Equity related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	110,152	123,362	(647,761)
Trading purpose | Equity related | Over the counter | Swap and forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	73,490	111,723	(653,231)
Trading purpose | Equity related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	36,662	11,639	5,470
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	21,582	4,046	(1,605)
Trading purpose | Equity related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(733)	626	613
Trading purpose | Equity related | Exchange traded | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	22,315	3,420	(2,218)
Trading purpose | Commodity related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	19,147	(8,934)	(110,015)
Trading purpose | Commodity related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	13,425	(9,032)	(107,433)
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	13,435	(8,988)	(106,976)
Trading purpose | Commodity related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(10)	(44)	(457)
Trading purpose | Commodity related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	5,722	98	(2,582)
Hedging purpose
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(286,920)	(301,188)	(50,159)
Hedging purpose | Foreign currency related | Forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	48,050	(80,958)	(27,339)
Hedging purpose | Foreign currency related | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(143,737)	19,366	97,576
Hedging purpose | Interest rates related | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ (191,233)	₩ (239,596)	₩ (120,396)